Postemployment benefit plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	$ 12,530	$ 12,395	$ 10,981	$ 9,997
Benefit obligations, end of year	16,249	14,419	15,913	14,782
Over (under) funded status recognized in financial position	(3,719)	(2,024)	(4,932)
Components of net amount recognized in financial position:
Other assets (non-current asset)	3	5	0
Accrued wages, salaries and employee benefits (current liability)	(28)	(26)	(23)
Liability for postemployment benefits (non-current liability)	(3,694)	(2,003)	(4,909)
Net liability recognized	(3,719)	(2,024)	(4,932)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	6,034	4,396	7,286
Prior service cost (credit)	2	19	36
Transition obligation (asset)	0	0	0
Total	6,036	4,415	7,322
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Net actuarial loss (gain)	507
Prior service cost (credit)	1
Total	508
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	16,182	14,352	15,913
Accumulated benefit obligation	15,634	13,989	15,132
Fair value of plan assets	12,460	12,323	10,981
Pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation	16,182	14,352	15,913
Accumulated benefit obligation	15,634	13,989	15,132
Fair value of plan assets	12,460	12,323	10,981
Non-U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	4,100	3,949	3,426	2,818
Benefit obligations, end of year	4,801	4,609	4,737	4,299
Over (under) funded status recognized in financial position	(701)	(660)	(1,311)
Components of net amount recognized in financial position:
Other assets (non-current asset)	144	123	30
Accrued wages, salaries and employee benefits (current liability)	(24)	(29)	(27)
Liability for postemployment benefits (non-current liability)	(821)	(754)	(1,314)
Net liability recognized	(701)	(660)	(1,311)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,494	1,373	1,907
Prior service cost (credit)	9	13	22
Transition obligation (asset)	0	0	0
Total	1,503	1,386	1,929
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Net actuarial loss (gain)	101
Prior service cost (credit)	0
Total	101
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	4,539	4,177	4,310
Accumulated benefit obligation	4,148	3,820	3,903
Fair value of plan assets	3,695	3,394	2,969
Pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation	1,879	1,436	4,107
Accumulated benefit obligation	1,734	1,374	3,752
Fair value of plan assets	1,068	797	2,806
Other Postretirement Benefits
Funded Status, end of year
Fair value of plan assets, end of year	776	822	789	814
Benefit obligations, end of year	4,938	4,784	5,453	5,381
Over (under) funded status recognized in financial position	(4,162)	(3,962)	(4,664)
Components of net amount recognized in financial position:
Other assets (non-current asset)	0	0	0
Accrued wages, salaries and employee benefits (current liability)	(160)	(169)	(169)
Liability for postemployment benefits (non-current liability)	(4,002)	(3,793)	(4,495)
Net liability recognized	(4,162)	(3,962)	(4,664)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	800	662	1,528
Prior service cost (credit)	(31)	(84)	(159)
Transition obligation (asset)	0	0	3
Total	769	578	1,372
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Net actuarial loss (gain)	53
Prior service cost (credit)	(55)
Total	$ (2)